STOCKHOLDERS’ DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 9. STOCKHOLDERS’ DEFICIT

Common Stock

As of February 15, 2024, the Company’s common stock and warrants began trading on The Nasdaq Stock Market LLC under the symbols “TVGN” and “TVGNW”, respectively.

As of March 31, 2024, the Company had 164,614,418 shares of common stock issued and outstanding. For accounting purposes related to earnings per share, only shares that are fully vested or are not subject to repurchase are considered issued and outstanding.

Below is a reconciliation of shares of common stock issued and outstanding:

March 31,
2024
Total shares of common stock legally issued and outstanding	164,614,418
Plus: Shares to be issued:
Shares issuable to Polar (a)	1,500,000
Vested Performance-Based RSUs from satisfaction of liquidity condition upon the Closing (b)	7,148,506
Less: Shares subject to future vesting:
Issuance of restricted common stock subject to forfeiture (c)	(19,348,954)
Total shares issued and outstanding	153,913,970

(a)	Shares issuable to Polar under a subscription agreement as a result of the Merger. See Note 7 for additional information.

(b)

As of March 31, 2024, there were Performance-Based RSUs that had vested when the liquidity condition applicable to such awards was satisfied upon the Closing but had not been legally settled into common stock. See Note 8 for additional information.

(c)	Dr. Saadi will automatically forfeit all unvested Restricted Stock granted pursuant to the Special RSU Award in the event he departs the Company. See Note 8 for additional information on the Special RSU Award.

Prior to the Merger, Tevogen Bio had outstanding shares of voting and non-voting common stock. Upon the Closing, Tevogen Bio’s common stockholders received shares of the Company’s common stock in an amount determined by application of the Exchange Ratio, as discussed in Note 1.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock, par value $0.0001 per share.

Series A Preferred Stock

In March 2024, the Company authorized and issued 2,000 and 500 shares, respectively, of Series A Preferred Stock (the “Series A”) to an investor at a price of $4,000 per share (the “Series A Original Issue Price”), for gross proceeds of $2.0 million. The Company recorded an expense of $799,990 in its consolidated statements of operations related to issuance of the Series A equal to the fair value of the Series A when issued of $5,600 per share less the purchase price of $4,000 per share.

Dividends

Holders of Series A are entitled to receive dividends accruing daily on a cumulative basis payable at a fixed rate of 5% per annum per share on the Series A Original Issue Price, which rate will automatically increase by 2% every year that the Series A remains outstanding (the “Series A Accruing Dividends”). These dividends become payable when and if declared by the Company. The Series A Preferred Stock will also participate on an as-converted basis in any regular or special dividends paid to holders of the common stock.

Liquidation

The Series A ranks senior to common stock and Series B Preferred Stock (the “Series B”) in liquidation priority. In the event of a liquidation of the Company, or certain deemed liquidation events, the Series A is redeemable for a price equal to the greater of the Series A Original Issue Price plus all Series A Accruing Dividends that are unpaid through the redemption date, or such amount that would have been payable had the Series A converted into shares of common stock immediately before the liquidation or deemed liquidation event.

Voting

The Series A does not have any voting rights.

Redemption

The holders of Series A are not entitled to redeem their shares outside of the liquidation of the Company or the occurrence of a deemed liquidation event. The Company is entitled to redeem that Series A at a price equal to the Series A Original Issue Price plus any Series A Accruing Dividends accrued but unpaid thereon, if the VWAP of the Company’s common stock exceeds $5.00 per share for the twenty days immediately prior to the Company’s call election.

Conversion

The holders of Series A have the option to convert the Series A into shares of common stock at a ratio equal to the Series A Original Issue Price divided by the Series A Conversion Price, which is initially $4.00 per share and is subject to standard antidilution adjustments.

Series A-1 Preferred Stock

On March 27, 2024, the Company entered into an Amended and Restated Securities Purchase Agreement with the Series A investor covering the issuance of 600 shares of Series A-1 Preferred Stock for a gross purchase price of $6,000,000. The terms of the Series A-1 Preferred Stock are identical to the Series A, except that the cumulative dividends are capped at 15% per annum and the Series A-1 Issuance Price is defined as $10,000 per share. As of March 31, 2024, the investor had paid a non-refundable deposit of $200,000 towards the Series A-1 purchase price, and no shares of Series A-1 Preferred Stock were issued or outstanding.

Series B Preferred Stock

In connection with the Closing, the Company entered into an agreement to issue shares of Series B to the Sponsor in return for the Sponsor assuming liabilities and obligations (“Assumed Liabilities”) of Semper Paratus and Tevogen Bio. On March 15, 2024, 3,613 shares of Series B were issued in return for the assumption of $3,613,000 of liabilities. As these liabilities were unpaid and the Company was not legally released by the creditors, the liabilities were not extinguished and remain on the Company’s balance sheets at March 31, 2024. The issuance date fair value of the Series B was determined to be $3,613,000 and was recorded within Merger transaction costs in the consolidated statements of operations. The Series B is classified as permanent equity.

Dividends

Holders of Series B are entitled to receive cumulative dividends at the Series B Dividend Rate, which accrue quarterly on the basis of a 360-day year and accrue whether or not declared by the Company provided that to the extent the Assumed Liabilities are outstanding, any dividend(s) will be paid by the Company on behalf of the Sponsor to the creditors first. The Series B Dividend Rate is initially 3.25% per quarter, increases by 0.25% on each 30-day anniversary of the Initial Dividend Date (Defined below), and capped at 7.5% per quarter. The “Initial Dividend Date” is defined as 35 days after the initial issuance date of the Series B. Subsequent dividends are due and payable on the quarterly anniversary of the initial issuance date, or if that date is not a business day, due and payable on the next succeeding business day. Series B dividends payable are calculated as the Dividend Rate multiplied by the Series B Issue Price of $1,000 per share. Series B dividends are payable whether or not declared by the Company, and are recorded within accounts payable of the consolidated balance sheets as incurred.

Liquidation

The Series B Preferred Stock ranks senior to common stock and junior to Series A in liquidation priority. In the event of a liquidation of the Company, the Series B is redeemable for a price equal to the aggregate amount of the liabilities assumed by the Sponsor following the Closing, which was $1,000 per share.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Voting

The Series B does not have any voting rights.

Redemption

The holders of Series B are not entitled to redeem their shares outside of the liquidation of the Company. The Company is entitled to redeem the Series B at a price equal to the Series B Issue Price.

Conversion

The Series B Preferred Stock do not contain any conversion rights.

Warrants

Upon the Closing, 17,975,000 warrants initially issued by Semper Paratus in November 2021, comprising 17,250,000 public warrants sold in the IPO and 725,000 warrants issued in a concurrent private placement, were assumed.

Public Warrants

The public warrants have an exercise price of $11.50 per share, became exercisable on March 15, 2024, and will expire at 5:00 p.m., New York City time, on February 14, 2029, or earlier upon redemption or liquidation. Warrant holders may, until such time as there is an effective registration statement and during any period when the Company has failed to maintain an effective registration statement covering the shares of the Company’s common stock issuable upon exercise of the warrants, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act of 1933, as amended, or another exception. The Company may redeem the public warrants if the Company’s common stock equals or exceeds $18.00 per share for 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the holders of public warrants. As of March 31, 2024, there are 17,250,000 public warrants outstanding.

Private Placement Warrants

Each private placement warrant is identical to the public warrants, except that the private placement warrants, so long as they are held by the Sponsor or its permitted transferees, (i) will not be redeemable by the Company and (ii) may be exercised by the holders on a cashless basis. As of March 31, 2024, there are 725,000 private placement warrants outstanding.

See Note 3 for additional information on the Company’s warrant accounting policy.

Note 7 — Shareholders’ Deficit

Class A Ordinary Shares

The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2023 and 2022, there were 13,433,333 and 1,450,000 Class A ordinary shares issued and outstanding (excluding 1,502,180 and 34,500,000 Class A ordinary shares subject to possible redemption), respectively.

TEVOGEN BIO HOLDINGS INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023

Class B Ordinary Shares

The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders of Class B ordinary shares are entitled to one vote for each share of Class B ordinary shares. As of December 31, 2023 and 2022, there were 0 and 11,983,333 Class B ordinary shares outstanding, respectively, none of which are subject to forfeiture since the underwriters’ over-allotment option was exercised in full.

Prior to our initial Business Combination, only holders of our Class B ordinary shares will have the right to vote on the appointment of directors. Holders of our Class A ordinary shares will not be entitled to vote on the election of directors during such time. In addition, prior to the completion of an initial Business Combination, holders of a majority of our Class B ordinary shares may remove a member of the board of directors for any reason. These provisions of our Memorandum and Articles of Association may only be amended by a special resolution passed by not less than 90% of our ordinary share shareholders who attend and vote at our general meeting. With respect to any other matter submitted to a vote of our shareholders, including any vote in connection with our initial Business Combination, except as required by law, holders of our Class B ordinary shares and holders of our Class A ordinary shares will vote together as a single class, with each share entitling the holder to one vote.

The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of the total number of all ordinary shares outstanding upon the completion of the IPO plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).

Preference Shares

The Company is authorized to issue 1,000,000 preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2023 and 2022, there were no preferred shares issued or outstanding.

Public Warrants

The Public Warrants will become exercisable on the later of (i) 30 days after the completion of a Business Combination and (ii) one year from the closing of the IPO. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Class A ordinary shares issuable upon exercise of the warrants and a current prospectus relating to such Class A ordinary shares. Notwithstanding the foregoing, if a registration statement covering the Class A ordinary shares issuable upon exercise of the Public Warrants is not effective within a specified period following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption;

TEVOGEN BIO HOLDINGS INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023

●	if, and only if, the reported last sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and if, and only if, there is a current registration statement in effect with respect to the Class A ordinary shares underlying the warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The Private Warrants are identical to the Public Warrants underlying the Units being sold in the IPO, except that the Private Warrants and the Class A ordinary shares issuable upon the exercise of the Private Warrants will not be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The exercise price and number of Class A ordinary shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extra Class A Ordinary dividend or our recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of Class A ordinary shares at a price below their respective exercise prices. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

In addition, if the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional Class A ordinary shares or equity-linked securities.